Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Short Term Bond Fund
(the "Fund")
Supplement dated May 2, 2022
to the Fund's Class A, Class C, Class I, Class R, Class R6 Class T and Class W Prospectus,
Class P2 Prospectus, and Class P3 Prospectus,
each dated July 31, 2021, as supplemented from time to time,
(collectively, the "Prospectuses")
On March 24, 2022, the Board of Trustees of Voya Funds Trust approved changes with respect to the Fund's principal investment strategies.
Effective May 2, 2022, the Prospectuses are revised as follows:
1.The section of the Prospectuses entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds or derivative instruments having economic characteristics similar to bonds. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average dollar-weighted maturity of the Fund will not exceed 5 years.
Because of the Fund's holdings in amortizing and/or sinking fund securities such as, but not exclusively, asset-backed, commercial mortgage-backed, residential mortgage-backed, collateralized loan obligations, and corporate bonds, the Fund's average dollar-weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The Fund invests in non-government issued debt securities, issued by companies of all sizes, rated investment-grade, but may also invest up to 20% of its total assets in high yield securities,
(commonly referred to as "junk bonds") rated B or better by S&P Global Ratings ("S&P") or equivalently rated by Moody's Investors Service, Inc. ("Moody's"), or by Fitch Ratings ("Fitch") or, if not rated by Moody's, S&P or Fitch, if the sub-adviser ("Sub-Adviser") determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2), S&P (A-1+, A-1 or A-2) or Fitch (A- 1+,A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub- Adviser.
The Fund may also invest in: preferred stocks; U.S. government securities, securities of foreign governments, and supranational organizations; mortgage-backed and asset-backed debt securities; bank loans and floating rate secured loans; municipal bonds, notes, and commercial paper; and debt securities of foreign issuers. The Fund may engage in dollar roll transactions and swap agreements, including credit default swaps, interest rate swaps, and total return swaps. The Fund may use options, options on swap agreements and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns, and as a substitute for taking a position in the underlying asset.
In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
The Sub-Adviser believes that relationships between the drivers of fixed-income returns change over time and that recognizing this is key to managing fixed-income assets. Therefore, the Sub- Adviser employs a dynamic investment process that seeks to balance top-down macro economic considerations and fundamental bottom-up analysis during the steps of its investment process - sector allocation, security selection, duration and yield curve management. This includes utilizing proprietary qualitative analysis along with quantitative tools throughout the portfolio construction process.
In evaluating investments for the Fund, the Sub-Adviser normally expects to take into account environmental, social, or governance ("ESG") factors, to determine whether any or all of those factors might have a significant effect on the performance, risks, or prospects of a company or issuer. The Sub-Adviser intends to rely primarily on third-party evaluations of a company's ESG standing and/or on factors identified through its proprietary research as material to a particular company or the industry in which it operates. The Sub-Adviser may give ESG factors equal consideration or may focus on one or more of those factors as it considers appropriate. The Sub-Adviser may consider specific ESG metrics or a company's progress or lack of progress toward meeting ESG targets. ESG factors will be only one consideration in the Sub-Adviser's evaluation of any potential investment, and the effect, if any, of ESG factors on the Sub- Adviser's decision whether to invest in any case will vary depending on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
2.The section of the Prospectuses entitled "Principal Risks" is revised to include the following risks:
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers' acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Environmental, Social and/or Governance (strategy): The Sub-Adviser's consideration of environmental, social and/or governance ("ESG") factors in selecting investments for the Fund may cause it to forego other favorable investments that other investors who do not consider similar factors or who evaluate them differently might select. This may cause the Fund to underperform the stock market or relevant benchmark as a whole or other funds that do not consider ESG factors or that use such factors differently. The Sub-Adviser's consideration of ESG factors is qualitative and subjective by nature, and it is possible that it will have an adverse effect on the Fund's performance. In evaluating a company or issuer in light of ESG factors, the
Sub-Adviser may consider information and data obtained through voluntary or third-party reporting that may be incomplete or inaccurate. It is possible the companies or issuers identified through the Sub-Adviser's consideration of ESG factors will not operate as expected and will not exhibit positive ESG characteristics to the extent the Sub-Adviser might have anticipated.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered "securities" under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations. It may also limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
LIBOR: The obligations of the parties under many financial arrangements, such as debt instruments (including senior loans) and derivatives, may be determined based in whole or in part on the London Inter-Bank Offered Rate ("LIBOR"). In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies, including among others a Secured Overnight Funding Rate ("SOFR") for U.S. dollar LIBOR. Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including, among others, whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties' existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund's existing investments, including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of an the Fund; and the risk of general market disruption during the transition period. Markets relying on new, non-LIBOR rates are developing slowly, and may offer limited liquidity. The general unavailability of LIBOR and the transition away from LIBOR to other rates could have a substantial adverse impact on the performance of the Fund.

Voya Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Short Term Bond Fund
(the "Fund")
Supplement dated May 2, 2022
to the Fund's Class A, Class C, Class I, Class R, Class R6 Class T and Class W Prospectus,
Class P2 Prospectus, and Class P3 Prospectus,
each dated July 31, 2021, as supplemented from time to time,
(collectively, the "Prospectuses")
On March 24, 2022, the Board of Trustees of Voya Funds Trust approved changes with respect to the Fund's principal investment strategies.
Effective May 2, 2022, the Prospectuses are revised as follows:
1.The section of the Prospectuses entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds or derivative instruments having economic characteristics similar to bonds. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average dollar-weighted maturity of the Fund will not exceed 5 years.
Because of the Fund's holdings in amortizing and/or sinking fund securities such as, but not exclusively, asset-backed, commercial mortgage-backed, residential mortgage-backed, collateralized loan obligations, and corporate bonds, the Fund's average dollar-weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).
The Fund invests in non-government issued debt securities, issued by companies of all sizes, rated investment-grade, but may also invest up to 20% of its total assets in high yield securities,
(commonly referred to as "junk bonds") rated B or better by S&P Global Ratings ("S&P") or equivalently rated by Moody's Investors Service, Inc. ("Moody's"), or by Fitch Ratings ("Fitch") or, if not rated by Moody's, S&P or Fitch, if the sub-adviser ("Sub-Adviser") determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2), S&P (A-1+, A-1 or A-2) or Fitch (A- 1+,A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub- Adviser.
The Fund may also invest in: preferred stocks; U.S. government securities, securities of foreign governments, and supranational organizations; mortgage-backed and asset-backed debt securities; bank loans and floating rate secured loans; municipal bonds, notes, and commercial paper; and debt securities of foreign issuers. The Fund may engage in dollar roll transactions and swap agreements, including credit default swaps, interest rate swaps, and total return swaps. The Fund may use options, options on swap agreements and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns, and as a substitute for taking a position in the underlying asset.
In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
The Sub-Adviser believes that relationships between the drivers of fixed-income returns change over time and that recognizing this is key to managing fixed-income assets. Therefore, the Sub- Adviser employs a dynamic investment process that seeks to balance top-down macro economic considerations and fundamental bottom-up analysis during the steps of its investment process - sector allocation, security selection, duration and yield curve management. This includes utilizing proprietary qualitative analysis along with quantitative tools throughout the portfolio construction process.
In evaluating investments for the Fund, the Sub-Adviser normally expects to take into account environmental, social, or governance ("ESG") factors, to determine whether any or all of those factors might have a significant effect on the performance, risks, or prospects of a company or issuer. The Sub-Adviser intends to rely primarily on third-party evaluations of a company's ESG standing and/or on factors identified through its proprietary research as material to a particular company or the industry in which it operates. The Sub-Adviser may give ESG factors equal consideration or may focus on one or more of those factors as it considers appropriate. The Sub-Adviser may consider specific ESG metrics or a company's progress or lack of progress toward meeting ESG targets. ESG factors will be only one consideration in the Sub-Adviser's evaluation of any potential investment, and the effect, if any, of ESG factors on the Sub- Adviser's decision whether to invest in any case will vary depending on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
2.The section of the Prospectuses entitled "Principal Risks" is revised to include the following risks:
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers' acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Environmental, Social and/or Governance (strategy): The Sub-Adviser's consideration of environmental, social and/or governance ("ESG") factors in selecting investments for the Fund may cause it to forego other favorable investments that other investors who do not consider similar factors or who evaluate them differently might select. This may cause the Fund to underperform the stock market or relevant benchmark as a whole or other funds that do not consider ESG factors or that use such factors differently. The Sub-Adviser's consideration of ESG factors is qualitative and subjective by nature, and it is possible that it will have an adverse effect on the Fund's performance. In evaluating a company or issuer in light of ESG factors, the
Sub-Adviser may consider information and data obtained through voluntary or third-party reporting that may be incomplete or inaccurate. It is possible the companies or issuers identified through the Sub-Adviser's consideration of ESG factors will not operate as expected and will not exhibit positive ESG characteristics to the extent the Sub-Adviser might have anticipated.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered "securities" under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations. It may also limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
LIBOR: The obligations of the parties under many financial arrangements, such as debt instruments (including senior loans) and derivatives, may be determined based in whole or in part on the London Inter-Bank Offered Rate ("LIBOR"). In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies, including among others a Secured Overnight Funding Rate ("SOFR") for U.S. dollar LIBOR. Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including, among others, whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties' existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund's existing investments, including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of an the Fund; and the risk of general market disruption during the transition period. Markets relying on new, non-LIBOR rates are developing slowly, and may offer limited liquidity. The general unavailability of LIBOR and the transition away from LIBOR to other rates could have a substantial adverse impact on the performance of the Fund.